STOCKHOLDERS' EQUITY - Common Stock (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Increase (Decrease) in Stockholders' Equity
Shares outstanding, beginning (in shares)	49,775	49,431	49,339
Shares issued under stock incentive plan, net of awards surrender to pay applicable taxes (in shares)	870	344	92
Shares outstanding, ending (in shares)	50,645	49,775	49,431